TAXES BASED ON INCOME - Net Operating Loss and Tax Carryforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016
Net operating loss and tax carryforwards
Tax credit carryforwards	$ 14.0	$ 111.3
Net operating loss and credit carryforward
Net operating loss and tax carryforwards
Net operating loss carryforwards	633.7
Tax credit carryforwards	14.0
2018
Net operating loss and tax carryforwards
Net operating loss carryforwards	14.3
2019
Net operating loss and tax carryforwards
Net operating loss carryforwards	4.8
2020
Net operating loss and tax carryforwards
Net operating loss carryforwards	5.5
2021
Net operating loss and tax carryforwards
Net operating loss carryforwards	3.5
2022
Net operating loss and tax carryforwards
Net operating loss carryforwards	9.8
2023
Net operating loss and tax carryforwards
Net operating loss carryforwards	5.0
2024
Net operating loss and tax carryforwards
Net operating loss carryforwards	0.4
2025
Net operating loss and tax carryforwards
Net operating loss carryforwards	2.3
2026
Net operating loss and tax carryforwards
Net operating loss carryforwards	0.9
2027
Net operating loss and tax carryforwards
Net operating loss carryforwards	0.8
2034
Net operating loss and tax carryforwards
Net operating loss carryforwards	0.7
Indefinite life/no expiry
Net operating loss and tax carryforwards
Net operating loss carryforwards	585.7
2018
Net operating loss and tax carryforwards
Tax credit carryforwards	0.1
2019
Net operating loss and tax carryforwards
Tax credit carryforwards	0.1
2020
Net operating loss and tax carryforwards
Tax credit carryforwards	0.2
2021
Net operating loss and tax carryforwards
Tax credit carryforwards	0.4
2022
Net operating loss and tax carryforwards
Tax credit carryforwards	0.5
2023
Net operating loss and tax carryforwards
Tax credit carryforwards	0.5
2024
Net operating loss and tax carryforwards
Tax credit carryforwards	0.3
2025
Net operating loss and tax carryforwards
Tax credit carryforwards	0.3
2026
Net operating loss and tax carryforwards
Tax credit carryforwards	1.6
2027
Net operating loss and tax carryforwards
Tax credit carryforwards	0.3
2028
Net operating loss and tax carryforwards
Tax credit carryforwards	0.1
2029
Net operating loss and tax carryforwards
Tax credit carryforwards	0.1
2030
Net operating loss and tax carryforwards
Tax credit carryforwards	0.2
2031
Net operating loss and tax carryforwards
Tax credit carryforwards	0.3
2032
Net operating loss and tax carryforwards
Tax credit carryforwards	0.4
Indefinite life/no expiry
Net operating loss and tax carryforwards
Tax credit carryforwards	8.6
Foreign
Net operating loss and tax carryforwards
Net operating loss carryforwards	$ 633.7	$ 689.9
Foreign | Maximum
Net operating loss and tax carryforwards
Expected period for certain indefinite-lived foreign net operating losses to be fully utilized	50 years
State
Net operating loss and tax carryforwards
Net operating loss carryforwards	$ 523.0
Operating loss carryforwards, valuation allowance	$ 521.1